Events after the reporting period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period	Events after the reporting period
Subsequent to the end of the reporting period, the Group signed several license agreements with certain content providers which include minimum guarantee and spend commitments of approximately €202 million over the next three years.